CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,633,701,920	1,666,633,448	1,658,059,295
Treasury shares, shares	17,684,386	16,222,246	11,267,038